Deferred Revenue - Schedule of Deferred Revenue (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Deferred Revenue [Line Items]
Deferred revenue- beginning of period	$ 6,452,555	$ 1,095,480	$ 43,917
Deferred revenue- end of period	8,790,649	6,452,555	1,095,480
Deferred revenue expected to be recognized in:
Deferred revenue	8,790,649	6,452,555	1,095,480
Additions	4,195,775	5,685,704	1,053,329
Net changes in liability for pre-existing contracts	10,648,330	6,781,184	1,097,246
Revenue recognized for system sales	409,422	177,518
Revenue recognized for instrument sales		151,111
Revenue recognized for warranty sales		177,518	1,766
Previously Reported [Member]
Deferred revenue expected to be recognized in:
Revenue recognized for instrument sales	887,997
Revenue recognized for warranty sales	560,262	151,111
One year or less [Member]
Schedule of Deferred Revenue [Line Items]
Deferred revenue- beginning of period	1,278,602	156,330
Deferred revenue- end of period	2,512,990	1,278,602	156,330
Deferred revenue expected to be recognized in:
Deferred revenue	2,512,990	1,278,602	156,330
More than One year [Member]
Schedule of Deferred Revenue [Line Items]
Deferred revenue- beginning of period	5,173,953	939,150
Deferred revenue- end of period	6,277,659	5,173,953	939,150
Deferred revenue expected to be recognized in:
Deferred revenue	$ 6,277,659	$ 5,173,953	$ 939,150